(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Numerator (in 000’$)
Net loss attributable to owners of the Company	$ (2,975)	$ (2,455)	$ (6,041)	$ (3,151)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	13,332	11,686	12,776	11,411
Basic and diluted (loss) per share (Actual)	$ (0.22)	$ (0.21)	$ (0.47)	$ (0.28)